Summary of Significant Accounting Policies, Federal Excise Taxes (Details)	Apr. 01, 2009 $ / lb $ / FiftyTube $ / Pack $ / Cigar $ / FiftyPaper	Mar. 31, 2009 $ / lb
Cigarettes [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit) | $ / Pack	1.0066
Large Cigars [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate percentage	52.75%
Federal excise tax rate (in dollars per unit) | $ / Cigar	0.4026
Little Cigars [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit) | $ / Pack	1.0066
Pipe Tobacco (including Shisha) [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit)	2.8311
Chewing Tobacco [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit)	0.5033
Snuff [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit)	1.51
RYO/MYO and Cigar Wrappers [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit)	24.78	1.0969
Cigarette Papers [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit) | $ / FiftyPaper	0.0315
Cigarette Tubes [Member]
Federal Excise Tax Rate by Product Category [Abstract]
Federal excise tax rate (in dollars per unit) | $ / FiftyTube	0.063